Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
10.	Subsequent Events
Management has performed an evaluation of subsequent events through May 13, 2022, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the financial statements.

10.	Subsequent Events
On February 23, 2022, the Sponsor extended the maturity date of promissory note issued by the Company to the Sponsor. The note remains unsecured, non-interest
bearing and matures on the earlier of: (i) February 11, 2023 or (ii) the date on which the Company consummates a Business Combination. There are no other items which require adjustment or disclosure other than those set forth in the preceding notes to the financial statements.

F-23